Discontinued Operation - Schedule of Cashflow Deriving from Discontinued Operation (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cashflow Deriving from Discontinued Operation [Abstract]
Net cash provided by (used in) operating activities	$ (234)	$ 709	$ 548
Net cash used in investing activities	(1)	(9)	(153)
Net cash used in financing activities	(80)	(83)	(88)
Net Cashflow	$ (315)	$ 617	$ 307